Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Summary of intangible assets

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
September 30, 2013
Licenses	7.0	$462,234	$272,391	$189,843
Patents	2.8	1,893,185	1,394,262	498,923
Total	3.6	$2,355,419	$1,666,653	$688,766
December 31, 2012
Licenses	7.7	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

	Weighted Average Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728
December 31, 2011
Licenses	8.72	$462,234	$224,708	$237,526
Patents	3.3	1,893,185	1,051,145	842,040
Total	4.4	$2,355,419	$1,275,853	$1,079,566

Summary of annual amortization expense
Amortization Expense
2013	$222,800
2014	$213,200
2015	$61,800
2016	$61,800
2017	$20,800

Year	Amortization Expense
2013	$222,800
2014	$222,800
2015	$173,800
2016	$61,800
2017	$20,800